Financial risk management objectives and policies - Disclosure Of Exposure to credit risk (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management objectives and policies
Trade and other receivables	$ 14,815,432	$ 6,603,240
Cash and cash equivalents	1,538,347	9,529,723	$ 10,348,732
Current financial assets		10,000,880	$ 0
Exposure to credit risk	17,555,331	26,133,843
Maximum exposure to credit risk	17,555,331	26,133,843
Trade and other receivables
Financial risk management objectives and policies
Maximum exposure to credit risk	14,815,432	6,603,240
Cash and cash equivalents
Financial risk management objectives and policies
Maximum exposure to credit risk	1,538,347	9,529,723
Sublease receivables
Financial risk management objectives and policies
Maximum exposure to credit risk	$ 1,201,552
Current financial assets
Financial risk management objectives and policies
Maximum exposure to credit risk		$ 10,000,880